Organization and Business Background (Details Textual) In Thousands, except Share data, unless otherwise specified	12 Months Ended							1 Months Ended				1 Months Ended		0 Months Ended
	Dec. 31, 2014 USD ($)	Apr. 30, 2012 HKD	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Apr. 30, 2012 USD ($)	Nov. 25, 2009 USD ($)	Aug. 06, 2010 Merger Agreement [Member] USD ($)	Dec. 31, 2011 Amended and Restated Merger Agreement [Member] USD ($)	Nov. 30, 2011 Amended and Restated Merger Agreement [Member] USD ($)	Apr. 30, 2011 Amended and Restated Merger Agreement [Member]	Sep. 13, 2010 Amended and Restated Merger Agreement [Member]	Nov. 30, 2011 Amended and Restated Merger Agreement [Member] Repurchase Program 2011 [Member] USD ($)	Sep. 25, 2013 Amended and Restated Merger Agreement [Member] Repurchase Program 2013 [Member] USD ($)	Mar. 16, 2012 Escrow Agreement [Member] USD ($)
Organization And Business Background [Line Items]
Entity Incorporation, Date Of Incorporation	Mar. 27, 2008
Common Stock Shares Receivable Pursuant To Merger							16,948,053
Common stock, par or stated value per share (in dollars per share)	$ 0.001		$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Total Number Of Common Stock Shares Received Pursuant To Merger											16,778,571
Common Stock Shares Received On Closing Of Merger											7,054,583
Remaining Common Stock Issued											9,723,988
Remaining Common Stock Issued Year One											2,944,767
Remaining Common Stock Issued Year Two											3,389,610
Remaining Common Stock Issued Year Three											3,389,611
Common stock, shares issued	12,938,128		12,938,128	14,292,228	14,352,903					7,486,845
Conversion of Stock, Shares Converted									2,615,732
Average Conversion Of Stock Shares Converted Price Per Share									$ 10.30
Share repurchases (in shares)								1,570,000
Share redeemed and cancelled		0						$ 11,800				$ 5,000,000	$ 5,000,000
Share redeemed and cancelled (in shares)														806,293
Stock Repurchase Price Per Share								$ 7.5
Stock Repurchased and Retired Period Price Per Shares														$ 0.01